WCM International Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.8%
	ARGENTINA — 0.8%
48	MercadoLibre, Inc.*	$39,058
	CANADA — 6.8%
1,100	Canadian National Railway Co.	139,351
2,290	First Quantum Minerals Ltd.	41,844
465	Intact Financial Corp.	69,209
7,890	Ivanhoe Mines Ltd. - Class A*	49,043
950	Shopify, Inc. - Class A*	33,089
		332,536
	CHINA — 1.7%
2,081	Tencent Holdings Ltd.	80,428
	DENMARK — 5.3%
1,770	Novo Nordisk A/S - Class B	206,159
1,940	Vestas Wind Systems A/S	50,990
		257,149
	FRANCE — 1.5%
660	Airbus S.E.	71,164
	GERMANY — 3.3%
935	adidas A.G.	161,751
	HONG KONG — 3.9%
19,080	AIA Group Ltd.	191,690
	INDIA — 3.8%
2,970	HDFC Bank Ltd. - ADR	186,516
	INDONESIA — 1.6%
270,600	Telkom Indonesia Persero Tbk P.T.	77,289
	IRELAND — 8.1%
460	Accenture PLC - Class A	140,879
870	Aon PLC - Class A	253,205
		394,084
	JAPAN — 2.2%
449	Cosmos Pharmaceutical Corp.	48,273
350	Daikin Industries Ltd.	61,383
		109,656

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.2%
6,050	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$82,030
32,500	Megacable Holdings S.A.B. de C.V.	75,584
		157,614
	NETHERLANDS — 3.3%
62	Adyen N.V.*	111,527
90	ASML Holding N.V.	51,700
		163,227
	PERU — 2.7%
1,035	Credicorp Ltd.	133,929
	SINGAPORE — 4.5%
10,913	United Overseas Bank Ltd.	217,729
	SOUTH KOREA — 1.7%
4,770	Coupang, Inc.*	82,473
	SPAIN — 3.9%
17,934	Iberdrola S.A.	191,513
	SWEDEN — 4.2%
11,140	Sandvik A.B.	205,268
	SWITZERLAND — 2.1%
1,320	Alcon, Inc.	103,079
	TAIWAN — 3.7%
10,000	Feng TAY Enterprise Co., Ltd.	56,021
1,385	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	122,545
		178,566
	UNITED KINGDOM — 14.2%
3,285	AstraZeneca PLC - ADR	217,566
6,500	Compass Group PLC	152,328
1,220	London Stock Exchange Group PLC	119,056
5,130	Persimmon PLC	118,323
1,740	Unilever PLC - ADR	84,668
		691,941
	UNITED STATES — 13.3%
215	American Tower Corp. - REIT	58,229

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,325	Baker Hughes Co.	$85,419
1,400	Crown Holdings, Inc.	142,352
1,165	International Flavors & Fragrances, Inc.	144,518
550	Mastercard, Inc. - Class A	194,585
40	Thermo Fisher Scientific, Inc.	23,936
		649,039
	TOTAL COMMON STOCKS
	(Cost $4,821,237)	4,675,699

Principal Amount
	SHORT-TERM INVESTMENTS — 3.9%
$190,109	UMB Bank Demand Deposit, 1.48%[1]	190,109
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $190,109)	190,109
	TOTAL INVESTMENTS — 99.7%
	(Cost $5,011,346)	4,865,808
	Other Assets in Excess of Liabilities — 0.3%	14,137
	TOTAL NET ASSETS — 100.0%	$4,879,945

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.